Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Comprehensive Income [Abstract]
Net earnings	$ 400.5	$ 192.6	$ 439.1
Other comprehensive income:
Amounts reclassified to net earnings during the period relating to cash flow hedging instruments (note 23(c))	1.2	1.3	1.0
Comprehensive income	$ 401.7	$ 193.9	$ 440.1